Investments (Carrying Value) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Investments All Other Investments [Abstract]
Cost-method Investments, Aggregate Carrying Amount	$ 892,000	$ 973,000
Equity-method Investments, Aggregate Carrying Amount	0	4,686,000
Total Investments	$ 892,000	$ 5,659,000